Average Annual Total Returns - Vontobel U S Equity Institutional	Class I Shares 1 Year	Class I Shares Since Inception		Class I Shares Inception Date	Class I Shares After Taxes on Distributions 1 Year	Class I Shares After Taxes on Distributions Since Inception		Class I Shares After Taxes on Distributions Inception Date	Class I Shares After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Shares After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Shares After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500 Index (reflects no deduction for fees and expenses) 1 Year		S&P 500 Index (reflects no deduction for fees and expenses) Since Inception		S&P 500 Index (reflects no deduction for fees and expenses) Inception Date
Total	17.29%	17.53%	[1]	Mar. 27, 2018	16.54%	17.01%	[1]	Mar. 27, 2018	10.74%	13.73%	[1]	Mar. 27, 2018	18.40%	[2]	16.26%	[1],[2]	Mar. 27, 2018	[2]

[1]	Class I Shares of the Fund commenced operations on March 27, 2018.
[2]	Index returns shown are net of withholding taxes.